INCOME TAXES - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Income tax benefit	$ 1,324	$ 0	$ 1,324	$ 0	$ 0	$ 0
Federal net operating loss carry forwards					183,300
State net operating loss carry forwards					181,600
Income tax penalties and interest accrued					$ 0
Effective income tax rate reconciliation, percent					0.00%	0.00%
Deferred Tax Assets, Valuation Allowance					$ 100,451	$ 97,970
Unamortized Domestic Research and Development Expenditures					25,500	41,400
Unamortized deferred tax assets					7,000	11,400
Valuation allowance, deferred tax asset, increase amount					2,500	19,700
Income Taxes Paid					0	0
Proceeds from Income Tax Refunds					$ 0	$ 0
Unamortized Domestic Research And Development Expenditures Term					5 years
Domestic Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Deferred tax assets, tax credit carryforwards					$ 25,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Deferred tax assets, tax credit carryforwards					$ 900